Segmented information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segmented information	Segmented information
The accounting policies used in our segment reporting are the same as those we describe in Note 2, Material accounting policies. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance. Accordingly, we operate and manage our segments as strategic business units organized by products and services. Segments negotiate sales with each other as if they were unrelated parties.
We measure the performance of each segment based on adjusted EBITDA, which is equal to operating revenues less operating costs for the segment. Substantially all of our severance, acquisition and other costs, depreciation and amortization, finance costs and other (expense) income are managed on a corporate basis and, accordingly, are not reflected in segment results.
Substantially all of our operations and assets are located in Canada.
Our Bell CTS segment provides a wide range of communication products and services to consumer, business and government customers across Canada. Wireless products and services include mobile data and voice plans, streaming services, and devices and are available nationally. Wireline products and services comprise data (including Internet access, Internet protocol television (IPTV), cloud-based services and business solutions), voice, and other communication services and products, which are available to our residential, small and medium-sized business and large enterprise customers primarily in Ontario, Québec, the Atlantic provinces and Manitoba, while satellite TV service and connectivity to business customers are available nationally across Canada. In addition, this segment includes our wholesale business, which buys and sells local telephone, long distance, data and other services from or to resellers and other carriers as well as the results of operations of our national consumer electronics retailer, The Source (Bell) Electronics Inc. (The Source). In 2024, Bell Canada announced a strategic partnership with Best Buy Canada to operate 167 The Source consumer electronics retail stores in Canada, which have been rebranded as Best Buy Express and offer the latest in consumer electronics from Best Buy along with exclusive telecommunications services from Bell. In addition in 2024, Bell wound down The Source head office and back office operations, as well as closed 107 The Source stores.
Our Bell Media segment provides a portfolio of assets in premium video, audio, OOH advertising, and digital media to customers nationally across Canada.
Segmented information

For the year ended December 31, 2024	Note		Bell CTS	Bell Media	Inter-segment eliminations	BCE
Operating revenues
External service revenues			18,256	2,817	—	21,073
Inter-segment service revenues			27	334	(361)	—
Operating service revenues			18,283	3,151	(361)	21,073
External/Operating product revenues			3,336	—	—	3,336
Total external revenues			21,592	2,817	—	24,409
Total inter-segment revenues			27	334	(361)	—
Total operating revenues			21,619	3,151	(361)	24,409
Operating costs		5	(11,788)	(2,393)	361	(13,820)
Adjusted EBITDA (1)			9,831	758	—	10,589
Severance, acquisition and other costs		6				(454)
Depreciation and amortization	17,	19				(5,041)
Finance costs
Interest expense		7				(1,713)
Net return on post-employment benefit plans		27				66
Impairment of assets		8				(2,190)
Other expense		9				(305)
Income taxes		10				(577)
Net earnings						375
Goodwill		22	8,266	1,995	—	10,261
Indefinite-life intangible assets		19	8,611	1,131	—	9,742
Capital expenditures			3,746	151	—	3,897
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

For the year ended December 31, 2023	Note		Bell CTS	Bell Media	Inter-segment eliminations	BCE
Operating revenues
External service revenues			18,378	2,776	—	21,154
Inter-segment service revenues			29	341	(370)	—
Operating service revenues			18,407	3,117	(370)	21,154
External/Operating product revenues			3,519	—	—	3,519
Total external revenues			21,897	2,776	—	24,673
Total inter-segment revenues			29	341	(370)	—
Total operating revenues			21,926	3,117	(370)	24,673
Operating costs		5	(12,206)	(2,420)	370	(14,256)
Adjusted EBITDA (1)			9,720	697	—	10,417
Severance, acquisition and other costs		6				(200)
Depreciation and amortization	17,	19				(4,918)
Finance costs
Interest expense		7				(1,475)
Net return on post-employment benefit plans		27				108
Impairment of assets		8				(143)
Other expense		9				(466)
Income taxes		10				(996)
Net earnings						2,327
Goodwill		22	8,099	2,843	—	10,942
Indefinite-life intangible assets		19	8,052	1,763	—	9,815
Capital expenditures			4,421	160	—	4,581
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
Revenues by services and products
The following table presents our revenues disaggregated by type of services and products.

For the year ended December 31	2024	2023
Services(1)
Wireless voice and data	7,136	7,120
Wireline data	8,117	8,084
Wireline voice	2,672	2,862
Media(2)	2,830	2,776
Other wireline services	318	312
Total services	21,073	21,154
Products(3)
Wireless	2,715	2,885
Wireline	621	634
Total products	3,336	3,519
Total operating revenues	24,409	24,673
(1)Our service revenues are generally recognized over time.
(2)Includes Crave direct-to-consumer revenues.
(3)Our product revenues are generally recognized at a point in time.